Income Taxes (Income Taxes Recognized) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Income from continuing operations	¥ 481,229	¥ 587,793	¥ 475,592
Equity in earnings (losses) of affiliated companies	(8,407)	(4,540)	(1,027)
Unrealized gain (loss) on securities	77,297	(580)	(1,306)
Unrealized gain (loss) on derivative instruments	(103)	459	(1,302)
Foreign currency translation adjustments	21,461	(15,622)	(12,818)
Pension liability adjustments	12,924	(5,920)	(49,557)
Total income taxes	¥ 584,401	¥ 561,590	¥ 409,582